UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8920

Torchlight Value Fund, Inc.

(Exact name of registrant as specified in charter)

230 Park Avenue
New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin
Torchlight Value Fund, Inc.
230 Park Avenue
New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2800

Date of fiscal year end: October 31, 2012

Date of reporting period: October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Shareholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

TORCHLIGHT INVESTORS

TORCHLIGHT VALUE FUND, INC.

ANNUAL REPORT

OCTOBER 31, 2012

ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

LETTER TO SHAREHOLDERS

December 2012

TORCHLIGHT VALUE FUND, Inc.

Dear Shareholder,

Enclosed is the annual report for the Torchlight Value Fund, Inc. (the “Fund”). This report covers the period from November 1, 2011 through October 31, 2012. As of October 31, 2012, the net asset value of the Torchlight Value Fund Master (the “Master Fund”), into which all assets of the Fund are invested, was $407,789,662 which included 159 debt securities with a net investment value of $423,518,948 and $15,729,286 of net liabilities. Performance information as of October 31, 2012 is presented below along with the performance for the benchmark of the Master Fund.

Annualized Return
(as of October 31, 2012)

	Trailing 1 Year	Trailing 5 Year	Since Index Inception (1)	Since Fund Inception (2)

Torchlight Value Fund, Inc.	21.47%	3.83%	6.49%	7.34%

Barclays Capital CMBS BBB Index	21.90%	-4.07%	3.22%	N/A
(1) The Barclays Capital CMBS BBB Index was formed on January 1, 1997
(2) The Fund was formed on December 24, 1994

Market Overview
Since our last report, global central banks have committed anew to hundreds of billions in market liquidity. In the third quarter, the United States and Europe surpassed expectations by promising open-ended monetary operations. These moves sparked a significant rally in risk assets including the CMBS market, and the Fund benefited. The spread on the bellwether GSMS 2007-GG10 A4 bond touched 165 basis points over swaps the day after the Fed’s QE3 announcement, the tightest spread since the crisis began. It finished October at 160 basis points over swaps, albeit amidst low trading volume following Hurricane Sandy. AM and AJ classes also rallied and even BB classes off of recent deals received strong interest when offered by the original purchasers.

As central bankers push investors into risk assets to cushion the deleveraging cycle, they continue to face cracks in the system: another Greek debt swap, recession in the Euro Zone and Japan, Middle East conflict, uncertainty over a Spanish bailout, weakening US corporate earnings, and the rapidly approaching Fiscal Cliff. As a result, in early December, the Federal Reserve committed to even more liquidity in the form of a new take on Operation Twist. However, while the liquidity pumps have fueled a rally, they have also produced concerns: in the corporate credit markets, high yield bonds have traded at tighter spreads than leveraged loans, their more-senior counterparts; commercial real estate debt re-securitizations, or CDOs, are attempting a comeback; several non-performing loan re-securitizations were recently underwritten; and pro forma underwriting has resurfaced in commercial real estate loans bound for securitization. We have become even more selective in the face of these developments, and have found some favorable risk-adjusted value in interest-only securities and well-structured bonds in the BBB area.

The commercial real estate market underpinning our portfolio slowed over the reporting period, though the trend is still upward. The NCREIF National Property Index gained 5.09% over the 2nd and 3rd quarters of this year, versus a 7.36% gain over the same period last year.1 The Moody’s/RCA Commercial Property Price Index, a repeat-sales measure, was up just 1.22% from April through October, versus 6.94% over the same period in 2011. Of note, retail experienced the largest price declines over the reporting period, at negative 4.92% and central business district office properties had the largest gains at 9.71%.2 CMBS delinquencies improved over the last half of the reporting period. After hitting a record 10.34% in July, an increase in loan resolutions brought the rate down to 9.71% as of November 3. While low interest rates have fueled a market rally and created some warning signs, they are also certainly assisting in the loan workout process, making resolution financing cheaper and more available. A stronger new-issue CMBS market is also supporting commercial properties; this year we expect nearly $45 billion in new issuance, versus $28 billion in 2011.

As global markets and economies drift further into uncharted waters, we believe the Fund’s characteristic seasoning, high yield and credit and structural support will continue to provide defensive support while allowing the portfolio to participate in upside moves.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

As always, we appreciate the confidence you have placed in us and if you have any questions, please feel free to call me at (212) 883-2541 or Robert Kopchains at (212) 883-2692.

Regards,

Daniel Heflin
President

1.	National Council of Real Estate Investment Fiduciaries
2.	Real Capital Analytics
3.	Trepp. Includes all conduit mortgages securitized as CMBS that are 30+ days or more delinquent, REO, or non-performing maturities.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

PERFORMANCE OVERVIEW (unaudited)

Growth in Value of a $10,000 Investment in the Torchlight Value Fund and the Barclays Capital CMBS BBB Index (1)
(December 31, 1994 to October 31, 2012)

(1) The Barclays Capital CMBS BBB Index was formed on January 1, 1997

The Barclays Capital CMBS BBB Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the BBB component of the Investment Grade CMBS index.

Unlike the returns of the Fund, the returns of the Barclays Capital CMBS BBB Index do not include the adverse effects of shareholder transactions costs and fund operating expenses. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER*

Torchlight Investors is an SEC registered investment adviser with $3.1 billion under management. Torchlight has over 50 employees and a seasoned senior management team averaging 25 years of experience. Torchlight has been managing commercial real estate related debt investments for its institutional clients since 1995.

*Information as of September 30, 2012

FUND OBJECTIVE

Torchlight Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2012[1]

Net Asset Value	$407.8 MM

Portfolio Positions	159

Nominal IRR[2]	9.4%

Average Rating	BBB-

Spread to U.S. Treasury	906 bps

Weighted Average Life	3.4 years

Average Modified Duration	2.5 years

Portfolio Distribution[3]

CMBS	93.3%

Other (includes Treasuries)	6.7%

(1)	With the exception of Net Asset Value, the portfolio overview above excludes cash
(2)	In the nominal scenario, using 12 months to recovery, a 25% principal loss is assumed on all loans (30+) delinquent or Performing Specially Serviced
(3)

Portfolio Distribution is based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HIGHLIGHTS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC
(As of October 31, 2012)

PORTFOLIO DISTRIBUTION1

Portfolio Distribution by Rating[2]	Non-Super Senior and Non-IO CMBS Portfolio
Distribution by Vintage

COLLATERAL DISTRIBUTION[1]

CMBS Distribution by Property Type	CMBS Distribution by State

(1)

Based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

(2)	Rating groups include “+” and “-”. Split rated bonds shown at the lowest rating.
(3)	Other includes collateral distributions of less than 3% of the outstanding principal balance.

Source: Torchlight Investors and Trepp, LLC

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
TORCHLIGHT VALUE FUND, INC.

Per Share Operating Performance
For a Share Outstanding Throughout Each Year

	Year Ended October 31, 2012		Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008

Net Asset Value, Beginning of Year	$5.49		$5.48	$4.30		$4.48		$8.28

Income (Loss) from Investment Operations
Net Investment Income (1)	0.47		0.38	0.49		0.60		0.57
Net Realized and Unrealized Gain (Loss)	0.66		0.03	1.14		(0.27)		(3.87)

Total Income (Loss) from Investment Operations	1.13		0.41	1.63		0.33		(3.30)

Distributions from:
Net Investment Income	(0.36)		(0.39)	(0.45)		(0.51)		(0.50)
Return of Capital	-		(0.01)	-		-		-

Total Distributions	(0.36)		(0.40)	(0.45)		(0.51)		(0.50)

Net Asset Value, End of Year	$6.26		$5.49	$5.48		$4.30		$4.48

Total Investment Return (2)	21.47	% (3)	7.45%	39.19	% (3)	13.70	% (3)	(41.58	)% (3)

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$407,159		$345,646	$315,053		$313,059		$283,461
Ratio of Net Expenses to Average Net Assets (4)	0.80%		0.79%	0.80%		0.80%		0.80%
Ratio of Net Investment Income to Average Net Assets (4)	8.08%		6.66%	10.30%		18.88%		8.21%
Ratio of Fees and Expenses Waived Under Contractual Obligation to Average Net Assets	0.02%		0.00%	0.02%		0.15%		0.01%
Portfolio Turnover Rate (5)	-		-	-		-		-

(1)	Calculated based upon average shares outstanding throughout the year.
(2)

Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the year, and assumes dividends and distributions, if any, were reinvested at net asset value on the ex-dividend date.

(3)	Total investment return would have been lower had certain fees not been waived during the year.
(4)	Includes the Fund’s share of expenses allocated from the Master Fund.
(5)	Portfolio turnover rate is shown in the Financial Highlights section of the Financial Statements for the Torchlight Value Fund Master, LLC.

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statement of Assets and Liabilities
October 31, 2012

Assets
Investment in Torchlight Value Fund Master, LLC (“Master Fund”), at Fair Value	$407,579,303
Receivable from Master Fund	20,000,000
Subscriptions Receivable	200,000

Total Assets	427,779,303

Liabilities
Redemption Payable	20,000,000
Accrued Advisory Fees - Note C	557,740
Accrued Audit and Tax Fees	49,164
Other Accrued Expenses	13,347

Total Liabilities	20,620,251

Net Assets	$407,159,052

Net Assets Consist of:
Paid in Capital	$528,142,762
Accumulated Undistributed Net Investment Income	22,899,391
Accumulated Net Realized Loss	(98,501,664)
Net Unrealized Depreciation	(45,381,437)

Net Assets	$407,159,052

Net Assets	$407,159,052
Common Stock
Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)	64,994,261
Net Asset Value Per Share	$6.26

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statement of Operations
Year Ended October 31, 2012

Investment Income
Interest Income Allocated from the Master Fund	$32,590,041
Expenses Allocated from the Master Fund	(575,318)

Total Investment Income	32,014,723

Expenses
Advisory Fees - Note C	2,311,068
Audit and Tax Fees	50,014
Directors’ Fees	20,419
Transfer Agent Fees - Note E	17,081
Administrative Fees - Note D	12,199
Other Expenses	13,322

Total Expenses	2,424,103
Waiver of Investment Advisory Fees - Note C	(64,753)

Net Expenses	2,359,350

Net Investment Income	29,655,373

Realized and Unrealized Gain (Loss) on Investments Allocated from the Master Fund
Net Realized Loss on Investments Allocated from the Master Fund	(13,939,319)
Net Change in Unrealized Appreciation / Depreciation on Investments Allocated from the Master Fund	55,851,653

Net Gain on Investments	41,912,334

Net Increase in Net Assets Resulting from Operations	$71,567,707

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statements of Changes In Net Assets

	Year Ended October 31, 2012	Year Ended October 31, 2011

Increase in Net Assets Resulting from Operations:
Net Investment Income	$29,655,373	$23,083,406
Net Realized Gain (Loss)	(13,939,319)	3,413,113
Net Change in Unrealized Appreciation / Depreciation	55,851,653	(2,783,180)

Net Increase in Net Assets Resulting from Operations	$71,567,707	$23,713,339

Distributions from:
Net Investment Income	(22,815,328)	(23,687,266)
Return of Capital	-	(551,691)

Total Distributions	$(22,815,328)	$(24,238,957)

Capital Share Transactions:
Proceeds from Shares Issued	33,513,561	10,363,000
Proceeds from Reinvestment of Distributions	20,844,964	22,062,892
Cost of Shares Redeemed	(41,598,248)	(1,307,122)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,760,277	31,118,770

Total Increase in Net Assets	61,512,656	30,593,152
Net Assets:
Beginning of Year	345,646,396	315,053,244

End of Year (including undistributed net investment income of $22,899,391 in 2012 and $16,457,443 in 2011, respectively)	$407,159,052	$345,646,396

Shares Issued and Redeemed:
Shares Issued	5,406,858	1,831,876
Shares Issued for Reinvestment of Distributions	3,549,152	3,868,650
Shares Redeemed	(6,972,195)	(224,712)

Net Increase in Capital Share Transactions	1,983,815	5,475,814

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statement of Cash Flows
Year Ended October 31, 2012

Cash Flows from Operating Activities:
Net Increase in Net Assets Resulting from Operations	$71,567,707
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Increase in Investment in the Master Fund**	(28,109,063)
Increase in Receivable from the Master Fund	(20,000,000)
Net Change in Operating Assets and Liabilities:
Increase in Accrued Advisory Fees	1,112
Decrease in Accrued Audit and Tax Fees	(836)
Decrease in Other Accrued Expenses	(5,331)

Net Cash Provided by Operating Activities	23,453,589

Cash Flows from Financing Activities:*
Subscriptions Received**	115,023
Redemptions Paid	(21,598,248)
Distributions Paid	(1,970,364)

Net Cash Used in Financing Activities	(23,453,589)

Net Change in Cash	-
Cash at Beginning of Year	-

Cash at End of Year	$-

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $20,844,964.
** Excludes subscriptions received in-kind of $33,198,538.

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

October 31, 2012

A.

Organization: The Torchlight Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund was formed on December 24, 1994 and prior to July 8, 1999 operated as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund is organized as a feeder fund in a “master/feeder fund” structure, and Torchlight Value Fund Master, LLC (the “Master Fund”) is the master fund. The Fund invests all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2012, the Fund’s proportionate interest in the net assets of the Master Fund was 99.9% and the balance of 0.1% was held by Torchlight Investors, LLC (the “Adviser”). Effective September 28, 2012, Torchlight Value Fund plc (the “Irish Feeder”) does not hold any proportional interest in the net assets of the Master Fund. The Master Fund utilizes the services of the Adviser to invest the assets of the Fund.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: The Fund records its investment in the Master Fund at fair value, which generally represents its proportionate ownership of the Members’ Capital of the Master Fund. Valuation of the investments of the Master Fund is further discussed in Note B1 to its financial statements which are attached herein.

2.

Investment Income and Expenses: The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. Income and expenses that are directly attributable to the Fund are recorded on an accrual basis as earned or as incurred.

3.

Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the requirements of Subchapter M and distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of October 31, 2012, no provision for income taxes is required in the financial statements. The Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the year ended October 31, 2012, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

B.	Summary of Significant Accounting Policies (continued):

4.

Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash.

The amount and character of income and capital gain distributions paid are determined in accordance with Federal income tax regulations which may differ from GAAP.

	5.	Other: Contributions to and withdrawals of interests from the Master Fund are accounted for on the trade date, which is the date the trade was executed.

C.

Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including advisory fees) do not exceed 0.80% of the Fund’s net asset value. Any out-of-pocket due diligence and other expenses (which may include, but will not be limited to legal, appraisal, environmental, and site visit expenses) incurred by the Adviser in directly managing the Fund’s investments will not be included as Fund operating expenses for purposes of calculating a management fee waiver. For the year ended October 31, 2012, the Adviser waived $64,753 pursuant to this provision.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.

Transfer Agent: Huntington Asset Services, Inc. served as the Fund’s Transfer Agent through November 2011 pursuant to a mutual fund services agreement. Effective November 28, 2011, Computershare Trust Company, N.A. served as the Fund’s Transfer Agent pursuant to a transfer agency and service agreement.

F.	Income Taxes: At October 31, 2012, the components of net assets on a tax basis were as follows:

Undistributed ordinary income	$3,403,239

Accumulated net realized loss*	(98,501,664)

Net unrealized depreciation	(25,885,285)

* The accumulated net realized loss carryforward may be used to offset future gains and will expire as follows if not utilized:

Losses expiring on 10/31/2016:	$(39,015,102)
Losses expiring on 10/31/2017:	(42,552,286)
Losses expiring on 10/31/2018:	(1,784,614)

Total net realized loss carryforward	$(83,352,002)

*	In addition, the Fund has $15,149,662 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

F.	Income Taxes (continued):

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2012 and October 31, 2011, were as follows:

	2012	2011

Ordinary income	$22,815,328	$23,687,266
Long-term capital gain	-	-
Return of Capital	-	551,691

	$22,815,328	$24,238,957

During the year ended October 31, 2012, as a result of permanent book to tax differences primarily due to the treatment of gains and losses on paydown securities, amortization and accretion of premiums and discounts and allocated net investment income and realized capital gains from the Master Fund, the Fund decreased undistributed net investment income by $398,097, increased accumulated net realized loss by $1,210,343 and increased paid in capital by $1,608,440.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“Post-Enactment Losses”) for an unlimited period. However, the 2010 Act requires Post-Enactment Losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

G.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

H.

Subsequent Events: Management has evaluated the effect of subsequent events that may require disclosure on the Fund’s financial statements and determined that there are no subsequent events that would require disclosure in the Fund’s financial statements.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TORCHLIGHT VALUE FUND, INC.

The Board of Directors and Shareholders of Torchlight Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Torchlight Value Fund, Inc. (the “Fund”) as of October 31, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torchlight Value Fund, Inc. at October 31, 2012, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2012

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FUND EXPENSES (unaudited)
TORCHLIGHT VALUE FUND, INC.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2012	Ending Account Value 10/31/2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Torchlight Value Fund, Inc.

Actual	$1,000.00	$1,092.56	0.80%	$4.21

Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	0.80%	$4.06

*Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/12. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2692 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
TORCHLIGHT VALUE FUND MASTER, LLC

	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008

Total Investment Return (1)	22.21%	8.15%	40.03%	14.48%	(41.15)%

Ratios and Supplemental Data
Members’ Capital, End of Year (in Thousands)	$ 407,790	$ 374,187	$ 341,608	$ 346,064	$ 315,452
Ratio of Expenses to Average Members’ Capital	0.15%	0.13%	0.15%	0.27%	0.16%
Ratio of Net Investment Income to Average Members’ Capital	8.66%	7.36%	10.93%	19.40%	8.84%
Portfolio Turnover Rate	7%	36%	37%	73%	87%

(1)

Total investment return is based on net increase (decrease) in the Master Fund’s members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the year.

See Notes to Financial Statements.

17	|

ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2012

COMMERCIAL MORTGAGE-BACKED SECURITIES (96.90%)		Principal Amount	Value (a)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (b)	$ 2,439,811	$ 1,062,782	(c),(d),(e)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	-	(c),(d),(e),(f)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	2,000,000	-	(c),(d),(e),(f)
Arbor Realty Mortgage Securities.	0.769% due 02/21/2040 (b)	1,972,254	1,709,747	(c),(d),(e),(g)
Banc of America Large Loan, Inc.	1.958% due 11/15/2015 (b)	13,649,959	13,621,567	(g)
Banc of America Large Loan, Inc.	5.992% due 05/15/2046 (b)	4,500,000	4,857,795	(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.803% due 04/10/2049	7,000,000	8,137,500	(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	6.721% due 06/11/2035 (b)	9,054,108	7,243,286	(d),(f),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (b)	5,566,295	3,758,613	(d)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.554% due 02/10/2051 (b)	227,322,376	3,369,372	(d),(g),(h)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	1.022% due 11/10/2038 (b)	50,143,694	524,503	(g),(h)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	12,300,000	11,886,351
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.137% due 10/15/2048 (b)	140,051,502	2,094,778	(d),(g),(h)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (b)	40,500,000	1,245,079	(d),(g),(h)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	2,500,000	2,551,300
Commercial Mortgage Pass-Through Certificates	2.597% due 07/10/2046 (b)	28,472,997	2,407,961	(g),(h)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	2,000,000	1,684,436	(d),(g)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	1,638,000	1,594,790	(g)
Commercial Mortgage Pass-Through Certificates	0.664% due 12/15/2020 (b)	1,160,290	1,102,276	(d),(g)
Credit Suisse Mortgage Capital Certificates	0.864% due 04/15/2022 (b)	3,000,000	2,231,232	(d),(f),(g)
Credit Suisse Mortgage Capital Certificates	0.229% due 01/15/2049 (b)	265,697,834	1,191,389	(d),(g),(h)
Credit Suisse Mortgage Capital Certificates	5.952% due 09/15/2039 (b)	16,000,000	753,010	(f)(g)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	19,196,000	19,328,530	(g)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	5,200,000	3,226,574	(d)
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	3,000,000	3,036,630	(g)
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038	2,500,000	2,526,525
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	3,325,000	1,657,695	(d),(f)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	747,272	768,024
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	2,000,000	706,690	(d),(g)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	12,523,000	648,316	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	0.727% due 12/15/2035 (b)	13,773,174	102,610	(g),(h)
DBUBS Mortgage Trust	1.603% due 08/10/2044 (b)	27,152,240	1,314,168	(g),(h)
DBUBS Mortgage Trust	1.565% due 11/10/2046 (b)	15,577,686	786,362	(g),(h)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	6,500,000	6,108,505
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	6,300,000	4,738,652	(c),(d)

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2012

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
DLJ Commercial Mortgage Corp.	7.826% due 11/10/2033	$ 3,174,000	$ 3,187,909	(g)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (b)	1,011,102	1,031,284
DR Securitized Lease Trust	8.550% due 08/15/2019	421,740	71,360	(c),(d)
DR Structured Finance Corp.	9.350% due 08/15/2019	1,897,377	550,989	(c),(d)
DR Structured Finance Corp.	8.375% due 08/15/2015	207,342	99,576	(c),(d)
Extended Stay America Trust	5.498% due 11/05/2027 (b)	5,000,000	5,035,200
FHLMC Multi-Family Pass-Through Certificates	1.937% due 05/25/2040	19,158,556	2,450,830	(d),(f),(g),(h)
First Union National Bank Commercial Mortgage	6.000% due 12/12/2033 (b)	3,398,939	3,412,841
FREMF Mortgage Trust	4.751% due 11/25/2046 (b)	5,000,000	5,349,450	(g)
FREMF Mortgage Trust	5.332% due 02/25/2047 (b)	2,000,000	2,228,420	(g)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045	3,000,000	3,165,510	(g)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	2,893,742	(g)
GE Capital Commercial Mortgage Corp.	5.485% due 11/10/2045	5,481,000	1,900,520	(d),(g)
GE Capital Commercial Mortgage Corp.	5.468% due 05/10/2043 (b)	2,972,000	366,896	(d),(f),(g)
GE Capital Commercial Mortgage Corp.	1.167% due 01/10/2038 (b)	76,026,919	152,358	(d),(g),(h)
GE Capital Commercial Mortgage Corp.	5.962% due 12/10/2049 (b)	2,472,283	113,725	(f),(g)
GE Capital Commercial Mortgage Corp.	5.505% due 06/10/2048 (b)	1,398,120	38,974	(d),(f),(g)
G-Force LLC	5.090% due 08/22/2036 (b)	4,700,000	4,442,440	(c)(d),(e)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (b)	6,452,867	5,564,346	(d)
Gramercy Real Estate CDO	0.635% due 07/25/2035 (b)	4,493,969	3,894,024	(d),(e),(g)
Greenwich Capital Commercial Funding Corp.	5.444% due 03/10/2039	7,500,000	8,639,550
Greenwich Capital Commercial Funding Corp.	5.736% due 12/10/2049	7,235,000	8,510,748
Greenwich Capital Commercial Funding Corp.	0.490% due 03/10/2039 (b)	274,780,049	2,776,652	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	0.194% due 12/10/2049 (b)	169,794,955	1,461,425	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	1.051% due 08/10/2042 (b)	60,813,822	978,117	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	2.010% due 07/05/2035 (b)	44,582,784	196,610	(g),(h)
Greenwich Capital Commercial Funding Corp.	1.501% due 01/11/2035 (b)	18,162,309	26,917	(d),(g),(h)
GS Mortgage Securities Corp. II	1.307% due 03/10/2044 (b)	79,728,688	4,126,757	(g),(h)
GS Mortgage Securities Corp. II	0.638% due 05/10/2045 (b)	100,000,000	3,753,570	(d),(g),(h)
GS Mortgage Securities Corp. II	0.841% due 06/05/2031 (b)	48,946,420	2,021,517	(d),(g),(h)
GS Mortgage Securities Corp. II	1.925% due 08/10/2044 (b)	21,575,398	1,907,265	(g),(h)
GS Mortgage Securities Corp. II	0.395% due 05/03/2032 (b)	65,000,000	1,660,100	(g),(h)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030 (b)	1,497,178	1,493,256
GS Mortgage Securities Corp. II	5.687% due 12/20/2049 (b)	4,998,180	1,110,596	(c),(d),(e),(g)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	3,925,490	910	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.569% due 07/15/2046 (b)	10,000,000	9,585,600	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.882% due 02/15/2051	7,105,000	8,408,412	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.491% due 08/15/2046 (b)	7,644,000	7,263,940	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.390% due 08/05/2032 (b)	5,000,000	5,282,200	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	5,000,000	5,025,250	(g)

19	|

ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2012

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.541% due 06/12/2041	$ 4,000,000	$ 4,100,000	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	3,719,965	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.730% due 05/15/2045	212,590,828	3,503,497	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.439% due 06/12/2047	279,913,400	2,947,180	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.606% due 05/15/2047	207,898,805	2,741,437	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	2.126% due 11/15/2043 (b)	14,202,664	1,308,633	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.512% due 02/15/2046 (b)	21,640,469	1,278,709	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.627% due 08/12/2037 (b)	2,910,000	1,141,803	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.611% due 02/15/2051	96,645,816	841,785	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.484% due 01/15/2049	66,759,575	712,258	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.764% due 05/15/2045 (b)	2,000,000	709,216	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.377% due 08/15/2042 (b)	2,500,000	399,215	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	11,804,387	219,830	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.227% due 02/15/2051 (b)	2,709,783	71,132	(g)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036	4,000,000	4,034,080
LB UBS Commercial Mortgage Trust	0.841% due 11/15/2038 (b)	85,145,993	1,760,921	(d),(g),(h)
LB UBS Commercial Mortgage Trust	0.184% due 02/15/2040 (b)	125,212,305	1,534,990	(d),(g),(h)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (b)	1,244,363	1,243,939	(g)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (b)	3,000,000	971,805	(d),(g)
LB UBS Commercial Mortgage Trust	0.502% due 04/15/2040 (b)	119,915,837	843,008	(g),(h)
LB UBS Commercial Mortgage Trust	0.649% due 02/15/2040	42,939,157	727,733	(d),(g),(h)
LB UBS Commercial Mortgage Trust	0.693% due 02/15/2040	36,351,959	679,055	(g),(h)
LB UBS Commercial Mortgage Trust	6.449% due 07/15/2040 (b)	19,095,000	572,850	(f),(g)
LNR CDO Ltd.	1.511% due 07/23/2036 (b)	4,200,000	3,948,840	(d),(e),(g)
LNR CDO Ltd.	0.741% due 07/23/2018 (b)	593,632	578,672	(d),(e),(g)
Mach One Trust Commercial Mortgage-Backed Secs	6.319% due 05/28/2040 (b)	2,000,000	1,910,200	(c),(d),(e),(g)
Mach One Trust Commercial Mortgage-Backed Secs	5.999% due 05/28/2040 (b)	1,706,000	1,671,539	(c),(d),(e),(g)
Merrill Lynch Mortgage Investors Trust	6.250% due 12/10/2029	3,478,807	3,478,424	(g)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	5,000,000	5,585,200	(g)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (b)	3,675,000	3,016,587	(g)
Merrill Lynch Mortgage Trust	5.709% due 09/12/2042 (b)	3,200,000	242,125	(d),(f),(g)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (b)	3,107,000	86,611	(d),(f),(g)
Merrill Lynch Mortgage Trust	5.438% due 11/12/2037 (b)	579,000	29,975	(d),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.811% due 12/12/2049	91,797,739	1,181,804	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.237% due 12/12/2049 (b)	93,952,890	1,166,895	(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.471% due 03/12/2051 (b)	118,102,951	1,151,504	(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.636% due 09/12/2049	111,073,253	1,074,967	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.161% due 09/12/2049 (b)	155,247,361	1,052,267	(d),(g),(h)
Morgan Stanley Capital I	4.770% due 07/15/2056	3,500,000	3,656,135
Morgan Stanley Capital I	6.010% due 11/15/2030 (b)	3,118,904	3,111,263	(f)

20	|

ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2012

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
Morgan Stanley Capital I	0.609% due 03/15/2044 (b)	$ 140,686,221	$ 2,121,548	(g),(h)
Morgan Stanley Capital I	1.134% due 09/15/2047 (b)	54,462,472	1,872,964	(g),(h)
Morgan Stanley Capital I	0.349% due 09/15/2047 (b)	69,000,000	1,444,860	(g),(h)
Morgan Stanley Capital I	0.448% due 11/12/2049 (b)	102,781,496	1,092,567	(g),(h)
Morgan Stanley Capital I	0.398% due 02/12/2044 (b)	145,960,931	1,038,950	(d),(g),(h)
Morgan Stanley Capital I	0.864% due 07/15/2019 (b)	1,400,000	987,000	(d),(f),(g)
Morgan Stanley Capital I	0.486% due 06/13/2041 (b)	121,540,777	245,512	(g),(h)
Morgan Stanley Reremic Trust	5.983% due 08/15/2045 (b)	6,000,000	6,606,780	(g)
Morgan Stanley Reremic Trust	5.983% due 08/12/2045 (b)	6,000,000	6,606,780	(g)
Morgan Stanley Reremic Trust	0.000% due 07/17/2056 (b)	320,000	274,894	(c),(d)
PNC Mortgage Acceptance Corp.	6.850% due 12/10/2032 (b)	618,381	624,657	(c),(g)
Prudential Mortgage Capital Funding LLC	6.399% due 05/10/2034 (b)	2,500,000	2,475,100
RBSCF Trust	4.970% due 04/16/2040 (b)	1,500,000	1,520,650	(d),(g)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (b)	3,000,000	2,656,050	(f),(g)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (b)	1,000,000	1,021,030	(g)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	15,606,000	14,286,798	(d)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	7,247,730	(g)
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035	6,500,000	6,484,400	(g)
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (b)	14,396,000	5,651,185	(d),(g)
Wachovia Bank Commercial Mortgage Trust	0.688% due 12/15/2043 (b)	239,260,896	3,885,214	(d),(g),(h)
Wachovia Bank Commercial Mortgage Trust	5.466% due 01/15/2045	3,000,000	3,334,530	(g)
Wachovia Bank Commercial Mortgage Trust	0.410% due 04/15/2047 (b)	131,009,225	1,046,764	(g),(h)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (b)	4,036,500	902,404	(d),(g)
Wachovia Bank Commercial Mortgage Trust	6.140% due 10/15/2048 (b)	5,000,000	539,550	(g)
Wachovia Bank Commercial Mortgage Trust	5.470% due 04/15/2042 (b)	1,000,000	355,872	(d),(g)
Wachovia Bank Commercial Mortgage Trust	6.060% due 12/15/2043 (b)	12,500,000	281,250	(f),(g)
Wachovia Bank Commercial Mortgage Trust	6.150% due 10/15/2048 (b)	5,000,000	228,300	(g)
Wachovia Bank Commercial Mortgage Trust	5.956% due 04/15/2047 (b)	1,000,000	1,580	(f),(g)
Wells Fargo Commercial Mortgage Trust	1.634% due 11/15/2043 (b)	11,117,487	920,973	(g),(h)
WF-RBS Commercial Mortgage Trust	0.340% due 02/15/2044 (b)	222,499,677	4,324,726	(d),(g),(h)
WF-RBS Commercial Mortgage Trust	5.006% due 06/15/2045 (b)	2,500,000	2,575,625	(g)
WF-RBS Commercial Mortgage Trust	0.164% due 06/15/2045 (b)	248,386,065	2,057,034	(d),(g),(h)
WF-RBS Commercial Mortgage Trust	2.239% due 11/15/2044 (b)	12,359,885	1,504,074	(g),(h)
WF-RBS Commercial Mortgage Trust	1.880% due 03/15/2044 (b)	10,769,113	895,129	(g),(h)
WF-RBS Commercial Mortgage Trust	1.025% due 06/15/2044 (b)	22,508,731	870,639	(g),(h)

21	|

ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2012
	Principal Amount	Value (a)
Total Commercial Mortgage-Backed Securities (Cost $456,193,123)		395,146,002
MEZZANINE LOAN (0.67%)
Hilton Worldwide (3.464% due 11/12/2013)	$ 2,994,778	$ 2,746,357	(d),(g)
Total Mezzanine Loan (Cost $2,684,070)		2,746,357
MONEY MARKET FUND (6.29%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00%(i)	25,626,589	25,626,589
Total Money Market Fund (Cost $25,626,589)		25,626,589
TOTAL SECURITIES (103.86%) (Cost $484,503,782)(j)		423,518,948
OTHER LIABILITIES, NET OF ASSETS (-3.86%)		(15,729,286)
MEMBERS’ CAPITAL (100.00%)		$ 407,789,662

(a)	See Notes to Financial Statements.
(b)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2012 was $283,442,712 or 69.51% of the Master Fund’s members’ capital.

(c)	Illiquid security. At October 31, 2012, illiquid securities with aggregate principal of $31,581,085 had a value of $18,267,432 which represented 4.48% of the Master Fund’s members’ capital.
(d)

Fair valued security. At October 31, 2012, the fair valued securities represented 34.85% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).

(e)	CDO security. At October 31, 2012, collateralized debt obligations in aggregate had a value of $20,328,840 which represented 4.99% of the Master Fund’s members’ capital.
(f)	Non-interest income generating securities as of October 31, 2012.
(g)	Variable rate security.
(h)

Interest-only security. At October 31, 2012, interest-only securities in aggregate had a value of $82,375,937 which represented 20.20% of the Master Fund’s members’ capital. Amount shown as principal represents current face amount of the underlying security.

(i)	Rate shown reflects effective yield at October 31, 2012.
(j)

The cost for federal income tax purposes was $466,311,698. At October 31, 2012 net unrealized depreciation for all securities based on tax cost was $42,792,750. This consisted of aggregate gross unrealized appreciation for all securities of $47,799,806 and aggregate gross unrealized depreciation for all securities of $90,592,556.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

SUMMARY OF RATINGS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2012

	Portfolio Distribution by Rating (a)
Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	CC	C	D	NR	Total

Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	-	-	-	-	-	-	-	-	0.26	-	-	0.26
Arbor Realty Mortgage Securities	-	-	-	0.42	-	-	-	-	-	-	-	0.42
Banc of America Large Loan, Inc.	-	1.19	-	-	-	-	-	-	-	-	3.34	4.53
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.83	-	1.99	-	0.13	-	-	-	-	1.78	0.92	5.65
Bank of America-First Union National Bank Commercial Mortgage, Inc.	-	-	-	-	-	2.91	-	-	-	-	-	2.91
Citigroup/Deutsche Bank Commercial Mortgage Trust	-	-	-	0.31	0.51	-	-	-	-	-	-	0.82
Commercial Mortgage Acceptance Corp.	-	-	0.63	-	-	-	-	-	-	-	-	0.63
Commercial Mortgage Pass-Through Certificates	0.59	-	-	-	0.66	0.42	-	-	-	-	-	1.67
Credit Suisse Mortgage Capital Certificates	-	-	-	-	0.29	-	-	-	0.10	0.63	-	1.02
CS First Boston Mortgage Securities Corp.	0.19	0.62	0.74	-	2.76	1.98	0.99	-	-	0.57	-	7.85
DBUBS Mortgage Trust	0.52	-	-	-	-	-	-	-	-	-	-	0.52
DLJ Commercial Mortgage Corp.	-	-	0.57	-	0.46	2.66	-	-	-	-	-	3.69
DR Structured Finance Corp.	-	-	-	-	-	-	-	-	-	-	0.18	0.18
Extended Stay America Trust	-	-	-	1.23	-	-	-	-	-	-	-	1.23
FHLMC Multi-Family Pass-Through Certificates	-	-	-	-	-	-	-	-	-	-	0.60	0.60
First Union National Bank Commercial Mortgage	-	-	-	-	0.84	-	-	-	-	-	-	0.84
FREMF Mortgage Trust	-	-	1.86	-	-	-	-	-	-	-	-	1.86
GE Capital Commercial Mortgage Corp.	0.71	0.78	-	-	0.04	-	0.46	0.09	-	0.04	-	2.12
G-Force LLC	-	-	-	-	-	-	1.09	-	-	-	-	1.09
GMAC Commercial Mortgage Securities, Inc.	-	-	-	-	-	-	1.36	-	-	-	-	1.36
Gramercy Real Estate CDO	-	-	-	0.96	-	-	-	-	-	-	-	0.96
Greenwich Capital Commercial Funding Corp.	0.36	-	2.12	2.09	0.97	-	-	-	-	-	-	5.54
GS Mortgage Securities Corp. II	0.47	-	0.90	-	2.30	-	-	0.27	-	-	-	3.94
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.64	1.21	2.06	6.66	3.34	0.45	-	0.10	-	0.07	-	14.53
LB UBS Commercial Mortgage Trust	1.15	-	0.99	-	0.21	0.30	-	-	-	0.38	-	3.03
LNR CDO Ltd.	-	-	0.14	-	0.97	-	-	-	-	-	-	1.11
Mach One Trust Commercial Mortgage-Backed Secs	-	-	-	-	-	0.41	0.47	-	-	-	-	0.88

(a) Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

SUMMARY OF RATINGS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2012

	Portfolio Distribution by Rating (a)
Issuer (continued)	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	CC	C	D	NR	Total

Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust	-	-	0.85	-	-	-	-	-	-	-	-	0.85
Merrill Lynch Mortgage Trust	-	-	-	1.37	0.74	-	-	-	-	0.09	-	2.20
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.81	-	-	-	0.57	-	-	-	-	-	-	1.38
Morgan Stanley Capital I	0.98	0.90	-	0.76	0.58	0.24	-	-	-	-	0.36	3.82
Morgan Stanley Reremic Trust	-	-	1.62	1.69	-	-	-	-	-	-	-	3.31
PNC Mortgage Acceptance Corp.	-	-	-	-	-	-	0.15	-	-	-	-	0.15
Prudential Mortgage Capital Funding LLC	-	-	-	-	-	0.61	-	-	-	-	-	0.61
RBSCF Trust	0.37	-	-	-	-	-	-	-	-	-	-	0.37
Salomon Brothers Mortgage Securities VII, Inc.	-	0.24	-	-	-	-	0.66	-	-	-	-	0.90
Wachovia Bank Commercial Mortgage Trust	-	3.37	0.82	-	4.71	-	1.41	0.06	-	0.48	-	10.85
Wells Fargo Commercial Mortgage Trust	0.23	-	-	-	-	-	-	-	-	-	-	0.23
WF-RBS Commercial Mortgage Trust	0.80	-	-	0.63	1.56	-	-	-	-	-	-	2.99
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	8.65	8.31	15.29	16.12	21.64	9.98	6.59	0.52	0.36	4.04	5.40	96.90
TOTAL MEZZANINE LOAN	-	-	-	-	-	-	-	-	-	-	0.67	0.67
TOTAL MONEY MARKET FUND	6.29	-	-	-	-	-	-	-	-	-	-	6.29
TOTAL SECURITIES	14.94	8.31	15.29	16.12	21.64	9.98	6.59	0.52	0.36	4.04	6.07	103.86	(a)

(a) Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

24	|

ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital
October 31, 2012

Assets
Investments, at Fair Value (Cost $484,503,782)	$423,518,948
Interest Receivable	4,374,599
Contribution Receivable	200,000
Receivable for Securities Sold	114,511

Total Assets	428,208,058

Liabilities
Withdrawal Payable	20,000,000
Cash Distribution Payable	169,260
Accrued Audit and Tax Fees	123,836
Accrued Administrative Fees - Note D	54,986
Accrued Custodian Fees - Note D	14,895
Other Accrued Expenses	55,419

Total Liabilities	20,418,396

Members’ Capital	$407,789,662

Members’ Capital
Represented by:
Net Capital	$468,774,496
Accumulated Net Unrealized Depreciation on Investments	(60,984,834)

Total Members’ Capital	$407,789,662

See Notes to Financial Statements.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Operations
Year Ended October 31, 2012

Investment Income
Interest	$35,033,319

Expenses
Legal Fees	190,090
Administrative Fees - Note D	177,865
Audit and Tax Fees	124,986
Insurance Expense	53,172
Custodian Fees - Note D	38,287
Directors’ Fees	20,419
Other	14,933

Total Expenses	619,752

Net Investment Income	34,413,567

Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(14,985,612)
Net Change in Unrealized Appreciation / Depreciation on Investments	60,131,550

Net Gain on Investments	45,145,938

Net Increase in Members’ Capital Resulting from Operations	$79,559,505

See Notes to Financial Statements.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Year Ended October 31, 2012	Year Ended October 31, 2011

Increase in Members’ Capital Resulting from Operations:
Net Investment Income	$34,413,567	$27,383,869
Net Realized Gain (Loss) on Investments	(14,985,612)	3,691,976
Net Change in Unrealized Appreciation / Depreciation on Investments	60,131,550	(2,945,447)

Net Increase in Members’ Capital Resulting from Operations	79,559,505	28,130,398

Contributions/Withdrawals:
Contributions (1)	53,023,840	85,210,190
Withdrawals (1)	(98,980,677)	(80,762,048)

Net Contributions (Withdrawals)	(45,956,837)	4,448,142

Total Increase in Members’ Capital	33,602,668	32,578,540

Members’ Capital:
Beginning of Year	374,186,994	341,608,454

End of Year	$407,789,662	$374,186,994

(1) See Note A
See Notes to Financial Statements.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Cash Flows
Year Ended October 31, 2012

Cash Flows from Operating Activities:
Net Increase in Members’ Capital Resulting from Operations	$79,559,505
Adjustments to Reconcile Net Increase in Members’ Capital Resulting from Operations to Net Cash Provided by Operating Activities:
Cost of Securities Purchased	(93,983,044)
Proceeds from Sale of Securities	73,470,319
Adjustment to Cost of Interest Only Securities	19,601,283
Net Amortization of Premium and Accretion of Discount	(5,348,049)
Net Paydown Gain on Securities	(1,981,793)
Net Change in Unrealized Appreciation / Depreciation on Investments	(60,131,550)
Net Realized Loss on Investments	14,985,612
Net Change in Operating Assets and Liabilities:
Decrease in Interest Receivable	50,749
Increase in Receivable for Securities Sold	(114,511)
Decrease in Other Assets	1,876
Decrease in Payable for Securities Purchased	(16,393)
Increase in Accrued Audit and Tax Fees	3,336
Increase in Accrued Administrative Fees	12,753
Increase in Accrued Custodian Fees	5,571
Increase in Accrued Other Expenses	39,308

Net Cash Provided by Operating Activities	26,154,972

Cash Flows from Financing Activities*:
Contributions	202,397
Withdrawals	(26,357,369)

Net Cash Used in Financing Activities	(26,154,972)

Net Increase in Cash	-
Cash at Beginning of Year	-

Cash at End of Year	$-

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $19,427,905 and subscriptions received in-kind of $33,198,538.

See Notes to Financial Statements

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2012

A.

Organization: Torchlight Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. Torchlight Investors, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, one of its investors is an investment fund investing all or a substantial portion of its assets in the Master Fund. At October 31, 2012, Torchlight Value Fund, Inc. (the “Feeder Fund”), and Torchlight Investors, LLC (the “Adviser”) are the only investors invested in the Master Fund, and own 99.9% and 0.1% of the members’ capital of the Master Fund, respectively. Effective September 28, 2012, the entire membership interest of Torchlight Value Fund plc (the “Irish Feeder”) in the Master Fund valued at $33,198,538 was transferred to the sole shareholder of the Irish Feeder, in settlement of the in-kind redemption of the aforesaid shareholder’s entire interest in the Irish Feeder. Subsequently, the said sole shareholder of the Irish Feeder exchanged the aforesaid membership interest at the Master Fund into common stock in Torchlight Value Fund Inc. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

Investors may make an investment in the Master Fund on any Business Day at the next determined net asset value, subject to the Fund’s ability to reject or limit certain investments. A Business Day is any weekday the U.S. government bond market is open for trading. All investments in the Fund are subject to a minimum initial subscription of $3,000,000. In certain circumstances, the Adviser may reduce such minimum at its discretion. Investors may redeem their investment on any Business Day at the next determined net asset value. Investors hold a Member interest in the Master Fund.

Included in contributions and withdrawals on the Statements of Changes in Members’ Capital are $19,427,905 and $74,847,190 of distributions reinvested into the Master Fund for 2012 and 2011, respectively.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends U.S. GAAP to conform it with fair value measurement and disclosure requirements in International Financial Reporting Standards. The amendments in ASU 2011-04 change the wording used to describe the requirements in U.S. GAAP for measuring fair value and requires additional disclosure information about fair value measurements. The amendments in ASU 2011-04 are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Master Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of October 31, 2012 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$306,141,251	$89,004,751	$395,146,002
Mezzanine Loan	-	-	2,746,357	2,746,357
Money Market Fund	25,626,589	-	-	25,626,589
Total	$25,626,589	$306,141,251	$91,751,108	$423,518,948

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Corporate Bond	Mezzanine Loan	Mortgage-Backed Securities	Total

Balance as of 10/31/11	$225,916,334	$7,210	$2,346,371	$2,929,534	$231,199,449
Realized gain / (loss)	(10,699,450)	5,000	542	(335,646)	(11,029,554)
Change in unrealized appreciation/(depreciation)	25,479,860	(4,817)	404,666	285,718	26,165,427
Net amortization /accretion	2,250,177	1,277	-	(284,549)	1,966,905
Purchases	5,866,750	-	-	-	5,866,750
Sales and Paydowns	(33,380,175)	(8,670)	(5,222)	(2,595,057)	(35,989,124)
Transfers into Level 3	17,420,852	-		-	17,420,852
Transfers out of Level 3*	(143,849,597)	-		-	(143,849,597)
Balance as of 10/31/12	$89,004,751	$-	$2,746,357	$-	$91,751,108
Net change in unrealized appreciation/(depreciation) from positions still held at 10/31/12					$13,469,252

*Net transfers out of level 3 relate primarily to an increase in availability of observable inputs for certain securities.

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Type of Investment	Fair Value at October 31, 2012	Valuation Technique	Unobservable Input	Weight ascribed to Unobservable Input (Range)	Impact to Valuation from an increase in Input
Commercial Mortgage-backed Securities	$89,004,751	Market transac- tions in comparable securities Dealer quotes	Comparable Trades	50-100%	Increase/Decrease
			Illiquidity Discount	0-30%	Decrease
			Underlying Collateral	0-50%	Increase/Decrease
Delinquencies
			Credit Enhancement	0-50%	Increase/Decrease
			Sensitivity to Prepayments	0-10%	Increase/Decrease

Mezzanine Loan	$2,746,357	Market transactions in comparable securities	Illiquidity Discount	0-10%	Decrease

31	|

ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its Financial Control and Compliance groups. These management control functions are segregated from the trading and investing functions. The Master Fund has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund’s investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

When determining the price for investments, the Valuation Committee, seeks to determine the price that the Master Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using information on comparable market transactions. The income approach is generally used to discount future cash flows to present value and adjusted for liquidity as appropriate. Other factors that have an impact on the fair value of Level 3 investments include, but are not limited to, (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to inherent uncertainty of valuations of such investments, the fair value may differ from the values that would have been used had an active market existed.

The Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including a regular review of key inputs and assumptions, comparisons between independent third party pricing and fair valuations, transactional back-testing and reviews of any market related activity. The valuation procedures and fair valuations are subsequently reported to the Board of Directors on a quarterly basis.

2.

Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult. As of October 31, 2012, the Master Fund held $283,442,712 of restricted securities.

3.

Other: Security transactions are accounted for on the trade date, which is the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

4.

Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets are managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Master Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of October 31, 2012, no provision for income taxes would be required in the financial statements.

The Master Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the year ended October 31, 2012, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any interest or penalties.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

C.

Advisory Services and Directors: Torchlight Investors, LLC is registered with the SEC as an investment adviser and is the investment adviser for the Master Fund. Advisory fees may be charged at both the Master Fund and Onshore Feeder levels, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. The Adviser currently receives no asset-based fees from the Master Fund in connection with its services, as advisory fees are currently only charged at the feeder fund level. For the year ended October 31, 2012, no such fees were paid by the Master Fund.

The Master Fund’s Board of Directors consists of Interested Directors, who are affiliates of the Master Fund and/or the Adviser, and Independent Directors, as defined by the Investment Company Act of 1940. Interested Directors are not paid for services provided to the Master Fund. Independent Directors are compensated through an annual retainer and for their attendance at quarterly and ad-hoc meetings.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.

Purchases and Sales: For the year ended October 31, 2012, the Master Fund made purchases of $68,402,127 and sales of $26,515,985 of investment securities other than long-term U.S. Government and short-term securities (other than money market funds).

F.

Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Related Parties: The Adviser is a related party of the Master Fund. Certain employees of the Adviser also serve as Interested Directors on the Master Fund’s Board of Directors.

Certain trusts that issue the Master Fund’s portfolio securities may retain an affiliate of the Adviser as “special servicer” to resolve delinquent and defaulted underlying loans held by such trusts. When retained as such, the special servicer may or may not service loans affecting securities of the trust in which the Master Fund is invested. The compensation of the special servicer is an expense of the individual security holding such loans, as allocated by the trust, but this arrangement can be viewed as representing additional compensation to the Adviser derived from the Master Fund. Service and fee levels are within the range of market rates for such services.

H.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.

Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

2.

Market Illiquidity: The Master Fund invests in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

3.

Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.

Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the members’ capital of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the members’ capital of the Master Fund.

Additional risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

I.

Subsequent Events: Management has evaluated the effect of subsequent events that may require disclosure on the Master Fund’s financial statements and determined that there are no subsequent events that would require disclosure in the Master Fund’s financial statements.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TORCHLIGHT VALUE FUND MASTER, LLC

The Board of Directors and Members of Torchlight Value Fund Master, LLC:

We have audited the accompanying statement of assets, liabilities and members’ capital, including the schedule of portfolio holdings, of Torchlight Value Fund Master, LLC (the “Master Fund”) as of October 31, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torchlight Value Fund Master, LLC at October 31, 2012, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2012

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

FUND EXPENSES (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

As a member of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2012	Ending Account Value 10/31/2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Torchlight Value Fund Master, LLC

Actual	$1,000.00	$1,095.96	0.15%	$0.79

Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76

*Expenses are calculated using the annualized expense ratio for the Master Fund, which represents the ongoing expenses as a percentage of members’ capital for the six months ended 10/31/12. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Master Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Master Fund at (212) 883-2692 or by accessing the Master Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Master Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC website at http://www.sec. gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

OFFICERS AND DIRECTORS

Unless otherwise noted, the address of all Officers and Directors is c/o Torchlight Value Fund, Inc., 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*
Name	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	2	Torchlight Value Fund Master, LLC
James Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Hedge Fund Industry Consultant; formerly, Chief Operating Officer, FrontPoint Partners, LLC.	2	Torchlight Value Fund Master, LLC; Various Rubicon Fund Management, GSA Capital Partners and Avantium Investment Management fund entities.
Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	2	Torchlight Value Fund Master, LLC

*Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors
Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Over- seen by Director	Other Directorships Held by Director
Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, Clarion Partners, LLC	2	Torchlight Value Fund Master, LLC
Daniel Heflin	President, CEO, CIO, and Director	Director since July 1997	President, CEO, and CIO, Torchlight Investors, LLC	2	Torchlight Value Fund Master, LLC; Torchlight Investors, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 28, 2012, which is available from the Fund at no charge by calling Robert Kopchains at (212) 883-2692.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

OFFICERS AND DIRECTORS (continued)

Officers
Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years

Daniel Heflin	President, CEO, CIO and Director	President, CEO, and CIO, Torchlight Investors, LLC

Ramalingam Ganesh	Chief Financial Officer	CFO, CCO, Torchlight Investors, LLC; formerly, Executive Director, Morgan Stanley Investment Management, Inc.

Marshall Reiss	Chief Compliance Officer*	Controller, Torchlight Investors, LLC; formerly, Vice President, The Bank of New York Mellon Corporation

Joanne M. Vitale	Vice President	Managing Director, Clarion Partners, LLC; formerly, Director, Clarion Partners, LLC

* Effective November 8, 2012.

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ANNUAL REPORT 2012 | TORCHLIGHT VALUE FUND, INC.

CONTACT INFORMATION

Investment Adviser
Torchlight Investors, LLC
230 Park Avenue
New York, NY 10169

Investor Relations
Robert Kopchains
230 Park Avenue
New York, NY 10169
Phone: (212) 883-2692

Administrator
The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

Custodian
The Bank of New York Mellon Corporation
100 Colonial Center Parkway
Lake Mary, FL 32746

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s President and Chief Financial Officer.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)	(1) The registrant’s Code of Ethics is attached hereto as exhibit 12(a)(1).

(2) N/A

(3) N/A

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors (“Board”) has determined that the registrant has at least one Audit Committee Financial Expert (“ACFE”) serving on the registrant’s Audit Committee. The Board determined that S. Leland Dill qualifies as ACFE and is “independent” (as each item defined in Item 3 of Form N-CSR).

A person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2012: $40,500
2011: $40,350

(b) Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2012: $0
2011: $0

(c) Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2012: $10,500
2011: $10,500

(d) All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2012: $0
2011: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

          (i) Per Rule 2-01(c)(7)(A), the audit committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the registrant.

          (ii) 100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was zero.

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant, the registrant’s adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly impacted the registrant for the period from November 1, 2011 to October 31, 2012 were $0.

(h) There were no non-audit services rendered by the principal accountant to the registrant’s investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

(a)

The Torchlight Value Fund, Inc. has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, which consists of three independent directors. The audit committee members are S. Leland Dill, James Webb, and Mark B. Taylor.

(b)	Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Torchlight Value Fund, Inc.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	January 10, 2013

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	January 10, 2013

By:	/s/ Ramalingam Ganesh

Name:	Ramalingam Ganesh
Title:	Chief Financial Officer
Date:	January 10, 2013